Share-based Payments - Additional Information (Detail) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2026 GBP (£) yr shares Plan	Jun. 30, 2025 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | £	£ 0.9	£ 8.0	£ 2.8	£ 8.2
Number of equity settled share-based payment plans | Plan			6
Maximum [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Maximum [member] | Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Maximum [member] | Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years)			10
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares			4,121,000,000	3,478,000,000